Sales and other operating revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 171,221	$ 205,829	$ 137,361
Other revenue	38,909	35,563	20,378
Sales and other operating revenues	210,130	241,392	157,739
Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,413	6,309	5,483
Oil products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	128,969	149,854	101,418
Natural gas, LNG and NGLs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	29,541	41,770	24,378
Non-oil products and other revenues from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 10,298	$ 7,896	$ 6,082